GOODWILL AND OTHER INTANGIBLE ASSETS - Carrying Amount of Goodwill by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Goodwill [Roll Forward]
Beginning Balance				$ 154,271				$ 158,026	$ 154,271	$ 158,026
Purchase accounting adjustments										3,755
Impairment	$ (6,000)	$ 0	$ 0	0					(6,000)	0	$ 0
Goodwill, Other Increase (Decrease)									20
Ending Balance	148,291				$ 154,271				148,291	154,271	158,026
Net income	17,490	$ 18,221	$ 16,974	2,039	19,001	$ 23,715	$ 2,420	5,892	54,724	51,027	17,818
Income before income taxes									83,138	78,964	26,790
CENTRIA
Goodwill [Roll Forward]
Impairment									(6,000)
Immaterial error correction | CENTRIA
Goodwill [Roll Forward]
Beginning Balance				(3,800)					(3,800)
Ending Balance					(3,800)					(3,800)
Current liabilities					(3,000)					(3,000)
Net income					(800)					(500)
Income before income taxes					(500)					(800)
Engineered Building Systems
Goodwill [Roll Forward]
Beginning Balance				14,310				14,310	14,310	14,310
Purchase accounting adjustments										0
Impairment									0
Goodwill, Other Increase (Decrease)									0
Ending Balance	14,310				14,310				14,310	14,310	14,310
Metal Components
Goodwill [Roll Forward]
Beginning Balance				7,110				7,110	7,110	7,110
Purchase accounting adjustments										0
Impairment									0
Goodwill, Other Increase (Decrease)									0
Ending Balance	7,110				7,110				7,110	7,110	7,110
Insulated Metal Panels
Goodwill [Roll Forward]
Beginning Balance				121,444				125,199	121,444	125,199
Purchase accounting adjustments										3,755
Impairment									0
Goodwill, Other Increase (Decrease)									20
Ending Balance	121,464				121,444				121,464	121,444	125,199
Metal Coil Coating
Goodwill [Roll Forward]
Beginning Balance				$ 11,407				$ 11,407	11,407	11,407
Purchase accounting adjustments										0
Impairment									(6,000)
Goodwill, Other Increase (Decrease)									0
Ending Balance	5,407				$ 11,407				5,407	$ 11,407	$ 11,407
Metal Coil Coating | CENTRIA
Goodwill [Roll Forward]
Ending Balance	$ 5,400								$ 5,400